Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	$ 18,407
Derivatives not designated as a cash flow hedge	14,415	69,797
Assets held for sale		176,247
Investment in term loans		211,579
Loans to equity-accounted investees and joint venture partners - Current	26,209	37,019
Loans to equity-accounted investees and joint venture partners - Long-term	227,217	132,229
Liabilities associated with assets held for sale		(168,007)
Long-term debt	(6,736,498)	(6,109,470)
Interest rate swap agreements [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	5,101	69,785
Foreign currency contracts [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge		12
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	927,679	1,119,966
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	1,051	91,415
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(406,783)	(410,470)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(221,391)	(52,219)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(18,407)	(1,480)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(21,448)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	9,314
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		17,250
Assets held for sale		176,247
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,574,440)	(1,376,829)
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale		(168,007)
Long-term receivable included in other assets	15,758
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,094,857)	(4,582,274)
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans		209,570
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	927,679	1,119,966
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	1,051	91,415
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(406,783)	(410,470)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(221,391)	(52,219)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(18,407)	(1,480)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(21,448)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	9,314
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		17,250
Assets held for sale		176,247
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Long-term	227,217	132,229
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,554,609)	(1,313,358)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale		(168,007)
Long-term receivable included in other assets	15,758
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,181,889)	(4,796,112)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans		211,579
Loans to equity-accounted investees and joint venture partners - Current	$ 26,209	$ 37,019